 WSMAS-P2 04/26

LEGG MASON PARTNERS INSTITUTIONAL TRUST
SUPPLEMENT DATED APRIL 17, 2026
TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED JULY 1, 2025, OF
WESTERN ASSET SMASH SERIES CORE COMPLETION FUND (THE “FUND”)

All changes described below are effective May 1, 2026.

I. The following replaces the reference to Ryan K. Brist in the section titled “Management – Investment professionals” in the Fund’s Prospectus:

Investment professional	Title	Investment professional of the fund since
Mark S. Lindbloom	Deputy CIO, Portfolio Manager	May 2026
Amit Chopra	Portfolio Manager	May 2026
Nicholas Mastroianni	Portfolio Manager	May 2026
Rafael Zielonka	Portfolio Manager	May 2026

II. The following replaces the reference to Ryan K. Brist in the section titled “More on fund management – Investment professionals” in the Fund’s Prospectus:

Investment professional	Title and recent biography	Investment professional of the fund since

Investment professional	Title and recent biography	Investment professional of the fund since
Mark S. Lindbloom	Deputy CIO, Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	May 2026
Amit Chopra	Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	May 2026
Nicholas Mastroianni	Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	May 2026
Rafael Zielonka	Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	May 2026

III. The following replaces the reference to Ryan K. Brist in the table in the section titled “Investment Professionals – Other Accounts Managed by the Investment Professionals” in the Fund’s SAI:

Investment Professionals	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Amit Chopra*	Registered Investment Companies	9	7.14	None	None

Investment Professionals	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
	Other Pooled Investment Vehicles	4	0.53	None	None
	Other Accounts	37	16.46	None	None
Mark S. Lindbloom*	Registered Investment Companies	13	9.91	None	None
	Other Pooled Investment Vehicles	11	2.52	None	None
	Other Accounts	53	20.04	None	None
Nicholas Mastroianni*	Registered Investment Companies	13	9.28	None	None
	Other Pooled Investment Vehicles	4	0.53	None	None
	Other Accounts	32	13.43	None	None
Rafael Zielonka*	Registered Investment Companies	5	4.11	None	None
	Other Pooled Investment Vehicles	5	1.45	None	None
	Other Accounts	4	0.73	None	None

* The information is as of March 31, 2026.

IV. The following replaces the reference to Ryan K. Brist in the table in the section titled “Investment Professionals – Investment Professional Securities Ownership” in the

Fund’s SAI:

Investment Professionals	Dollar Range of Ownership of Securities ($)
Amit Chopra*	None
Mark S. Lindbloom*	None
Nicholas Mastroianni*	None
Rafael Zielonka*	None

* The information is as of March 31, 2026.

V. The following footnote is added following each reference to Christopher Kilpatrick and Julien Scholnick in the Fund’s Prospectus and SAI:

* Effective September 30, 2026, Christopher Kilpatrick and Julien Scholnick will each step down as a member of the investment professional team for the fund.

Please retain this supplement for future reference.